Inventories, Net	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories, Net
Note 15 – Inventories, Net

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Finished products	54,193	55,796	14,941
Inventory in transit	11,782	17,018	3,249
Less – Provision of slow-moving inventory	(3,500)	(885)	(965)
	62,475	71,929	17,225

The Company records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate.